NON-CONTROLLING INTERESTS - General Information (Details) - USD ($) $ in Thousands					12 Months Ended
	May 12, 2025	Apr. 16, 2025	Mar. 14, 2025	Mar. 13, 2025	Dec. 31, 2025	Dec. 31, 2024
Noncontrolling interests					$ 58,284	$ 62,208
Income attributable to the NCI					23,595	$ 13,171
Dividend payment to non-controlling interests					12,978
Yaramoko Mine | Government of Burkina Faso
Noncontrolling interests ownership percentage		15.00%	15.00%	10.00%
Income attributable to the NCI	$ 10,300				$ 4,500
Carrying value	$ 7,300
Proportion of increase in ownership interest	5.00%
Dividend payment to non-controlling interests		$ 11,500
Seguela Project | Government of Burkina Faso
Noncontrolling interests ownership percentage					10.00%
Noncontrolling interests					$ 58,300
Income attributable to the NCI					$ 19,100
Seguela Project | Government of Cte d'Ivoire
Noncontrolling interests ownership percentage					10.00%
Noncontrolling interests					$ 58,284